787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds V

Ladies and Gentlemen:

On behalf of BlackRock Funds V (the “Registrant”), a Massachusetts business trust, we hereby transmit for filing, the Registrant’s initial Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to BlackRock Core Bond Portfolio, BlackRock Credit Strategies Income Fund, BlackRock Emerging Markets Bond Fund, BlackRock Emerging Markets Flexible Dynamic Bond Portfolio, BlackRock Emerging Markets Local Currency Bond Fund, BlackRock Floating Rate Income Portfolio, BlackRock GNMA Portfolio, BlackRock High Yield Bond Portfolio, BlackRock Inflation Protected Bond Portfolio, BlackRock Low Duration Bond Portfolio, BlackRock Strategic Income Opportunities Portfolio and BlackRock U.S. Government Bond Portfolio, each a series of the Registrant (each, a “Fund” and collectively, the “Funds”). We are concurrently filing Form N-8A under the 1940 Act.

The Funds are expected to be successors to corresponding series of BlackRock Funds II (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”) pursuant to reorganizations, subject to board approval. Each Fund will have the same investment objectives and strategies, portfolio management team and contractual arrangements as those of its corresponding Predecessor Fund. As a result of the proposed reorganizations, which are subject to board approval, each Fund will adopt the performance and financial history of its corresponding Predecessor Fund. The proposed reorganizations will result in the Predecessor Funds effectively becoming series of the Registrant, a new BlackRock fund registrant. The reorganizations are being proposed in connection with a potential reconfiguration of the existing fund complexes overseen by the boards of directors/trustees of the BlackRock-advised funds.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

April 20, 2018

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8955.

Sincerely,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

Janey Ahn, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP